Taxation - Change in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (1,845)	£ (1,853)
Exchange differences	(153)	173
Recognised in income statement	21	(16)
Reclassification	35	0
Recognised in other comprehensive loss and equity	(207)	(8)
Tax rate change – recognised in income statement	(3)	(78)
Tax rate change – recognised in other comprehensive loss and equity	(20)	(48)
Acquisition of subsidiaries	(31)	(15)
Sale of businesses	(2)
Ending balance	(2,205)	(1,845)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	57	61
Exchange differences	3	(5)
Recognised in income statement	2	0
Reclassification	0	0
Recognised in other comprehensive loss and equity	0	0
Tax rate change – recognised in income statement	1	1
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	0	0
Sale of businesses	0
Ending balance	63	57
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	244	234
Exchange differences	17	(17)
Recognised in income statement	74	29
Reclassification	(7)	(7)
Recognised in other comprehensive loss and equity	20	(2)
Tax rate change – recognised in income statement	0	10
Tax rate change – recognised in other comprehensive loss and equity	2	(4)
Acquisition of subsidiaries	0	1
Sale of businesses	3
Ending balance	353	244
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(381)	(340)
Exchange differences	(21)	26
Recognised in income statement	(42)	(28)
Reclassification	2	0
Recognised in other comprehensive loss and equity	(20)	0
Tax rate change – recognised in income statement	(1)	(39)
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	0	0
Sale of businesses	(5)
Ending balance	(468)	(381)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,636)	(1,736)
Exchange differences	(155)	176
Recognised in income statement	(3)	(19)
Reclassification	40	7
Recognised in other comprehensive loss and equity	(104)	0
Tax rate change – recognised in income statement	(3)	(48)
Tax rate change – recognised in other comprehensive loss and equity	0	0
Acquisition of subsidiaries	(31)	(16)
Sale of businesses	0
Ending balance	(1,892)	(1,636)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(129)	(72)
Exchange differences	3	(7)
Recognised in income statement	(10)	2
Reclassification	0	0
Recognised in other comprehensive loss and equity	(103)	(6)
Tax rate change – recognised in income statement	0	(2)
Tax rate change – recognised in other comprehensive loss and equity	(22)	(44)
Acquisition of subsidiaries	0	0
Sale of businesses	0
Ending balance	£ (261)	£ (129)